Long-term Debt - Summary of Transactions and Carrying Value of Long-term Debt (Details) - CAD ($) $ in Thousands		12 Months Ended
	Apr. 23, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Abstract]
Balance at January 1		$ 8,834	$ 125,804
Stated and accreted interest		2,209	7,874
Drawdown on non-revolving line of credit (second term loan)		29,123
Drawdown on credit facility			18,677
Issuance of secured convertible debentures		2,410
Repayment of principal through share issuance			(141,536)
Repayment of principal		(165)	(988)
Repayment of stated interest		(1,879)	(3,540)
Foreign exchange revaluation on Credit Facility balance			(1,311)
Extinguishment of loans following a debt modification			(4,667)
Recognition of loans following a debt modification			8,521
Balance at December 31	$ 141,536	$ 40,532	$ 8,834